RELATED PARTY TRANSACTIONS (Detail) € in Millions, $ in Millions					1 Months Ended														3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	May 07, 2018 USD ($)	Apr. 23, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($) JointVenture	Jan. 31, 2018 USD ($)	Oct. 31, 2017	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 EUR (€)	Mar. 31, 2010 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 12, 2018 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2012 USD ($)	Mar. 31, 2011	Dec. 31, 2008 USD ($)	Sep. 30, 2007 USD ($)
Related Party Transaction [Line Items]
Loans to affiliates			$ 1,230.0							$ 1,246.0									$ 0.0			$ 1,230.0	$ 1,234.0			$ 1,235.0	$ 0.0	$ 1,234.0	$ 1,230.0	$ 1,246.0
Loans from affiliates			3,622.0							2,904.0									0.0			3,622.0					0.0		3,622.0	2,904.0
Repayment of loans from affiliates																											3,000.0	56.0	56.0	1,752.0	$ 1,454.0
Overhead costs																													35.0	26.0	24.0
Assumed premium earned																													225.0	231.0	234.0
Total benefits and other deductions																			1,701.0	$ 2,644.0	$ 2,446.0		2,759.0	$ 2,991.0	$ 5,090.0	6,249.0	$ 6,791.0	9,008.0	11,154.0	9,736.0	9,615.0
Fair value of investment			508.0							434.0												508.0							508.0	434.0
Seller's burden																											90.00%
Buyer's burden																											10.00%
Responsible party's burden																											100.00%
Increase in capital in excess of par		$ 17.0
Increase in taxes payable		$ 174.0
Balance paid in cash																											$ 8.0	0.0	318.0
Increase in cash																											(37.0)	792.0	(840.0)	(903.0)	555.0
Number of real estate joint ventures sold | JointVenture						2
Proceeds from sales of business, affiliate and productive assets						$ 143.0					$ 825.0	$ 1,900.0
Liabilities for guarantees on long-duration contracts			8,811.0							6,973.0			$ 6,811.0		$ 6,314.0				8,129.0			8,811.0	8,416.0				8,129.0	8,416.0	8,811.0	6,973.0	6,811.0
Previously Reported [Member]
Related Party Transaction [Line Items]
Loans to affiliates										1,257.0													1,245.0			1,235.0		1,245.0		1,257.0
Total benefits and other deductions																				$ 2,648.0	$ 2,465.0			$ 2,997.0	$ 5,113.0	$ 6,265.0		9,187.0	11,200.0	9,977.0	9,615.0
Liabilities for guarantees on long-duration contracts										6,966.0																				6,966.0
Trademark
Related Party Transaction [Line Items]
License fee			3.0							2.0			1.0									3.0							3.0	2.0	1.0
Reinsurance Assumed [Member]
Related Party Transaction [Line Items]
Assumed premium earned																													8.0	9.0	8.0
Total benefits and other deductions																													2.0	2.0	2.0
Ceded Reinsurance [Member]
Related Party Transaction [Line Items]
Total benefits and other deductions																													4.0	4.0	4.0
Revolving credit facility | Credit Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 1,500.0								$ 1,500.0					$ 1,500.0
AXA | 2008 Senior Unsecured Note, 5.4%, due 2020
Related Party Transaction [Line Items]
Loans to affiliates			$ 200.0							201.0												200.0							200.0	201.0									$ 650.0
Debt instrument, stated percentage																																					5.70%		5.40%
Related party transaction mortgage note payable, interest rate (as a percent)			5.40%
AXA | Note Maturity December 2020
Related Party Transaction [Line Items]
Debt instrument, stated percentage																																			5.40%
Note receivable																																			$ 50.0
AXA | Note Maturity June 2018
Related Party Transaction [Line Items]
Loans from affiliates			$ 622.0							0.0												622.0							$ 622.0	0.0
AXA | Note Maturity June 2018 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate																													0.439%
AXA Financial
Related Party Transaction [Line Items]
Interest cost																													$ 12.0	$ 9.0	7.0
Economic interest in subsidiary (as a percent)						100.00%																					100.00%		64.70%	63.70%
Consolidation, less than wholly owned subsidiary, additional interest issued to parent (as a percent)						0.50%													0.50%		0.50%						0.50%
Capital contribution						$ 66.0
AXA Financial | Note Maturity December 2020, One
Related Party Transaction [Line Items]
Debt instrument, stated percentage																																						5.40%
Loans from affiliates			200.0		$ 500.0		$ 500.0															200.0							$ 200.0									$ 500.0
Repayments of Notes Payable					50.0		150.0								300.0
AXA Financial | Note Maturity December 18, 2024
Related Party Transaction [Line Items]
Loans from affiliates			1,007.0							1,007.0					$ 2,727.0							1,007.0							1,007.0	$ 1,007.0
Repayment of loans from affiliates														$ 520.0																1,200.0
Interest cost																													23.0	23.0	33.0
AXA Financial | Note Maturity December 18, 2024 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate															1.06%
AXA Financial | Note Maturity December 18, 2024 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate															1.06%
AXA Financial | Note Maturity March 20, 2020
Related Party Transaction [Line Items]
Loans from affiliates																		$ 770.0
AXA Financial | Note Maturity October 2017
Related Party Transaction [Line Items]
Loans from affiliates																	€ 300																			$ 391.0
AXA Financial | Note Maturity October 2017 | Previously Reported [Member]
Related Party Transaction [Line Items]
Loans from affiliates																	€ 300																			$ 391.0
AXA Financial | Note Maturity October 2017 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Related party transaction mortgage note payable, interest rate (as a percent)																	1.15%
AXA Financial | Note Maturity October 2017 | London Interbank Offered Rate (LIBOR) | Interest Rate Swaps
Related Party Transaction [Line Items]
Basis spread on variable rate																	1.475%
AXA Financial | Note Maturity October 2017 | EURIBOR Plus Zero Point Zero Six
Related Party Transaction [Line Items]
Basis spread on variable rate																	1.15%
AXA Financial | Note Maturity March 2018 | Minimum
Related Party Transaction [Line Items]
Related party transaction mortgage note payable, interest rate (as a percent)								0.00%
AXA Financial | Note Maturity March 2018 | EURIBOR Plus Zero Point Zero Six
Related Party Transaction [Line Items]
Basis spread on variable rate								0.06%
AXA Financial | Term Loan [Member]
Related Party Transaction [Line Items]
Prepayment penalty												43.0
AXA Financial | Term Loan [Member] | AXA Insurance UK PLC
Related Party Transaction [Line Items]
Repayment of loans from affiliates												177.0
AXA Financial | Term Loan [Member] | AXA France
Related Party Transaction [Line Items]
Repayment of loans from affiliates												72.0
AXA -IM Holding U. S. Inc.
Related Party Transaction [Line Items]
Ownership percentage after initial public offering (as a percent)		100.00%
Consolidation, less than wholly owned subsidiary, purchase of interest by parent, shares (in shares) | shares		41,934,582
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, purchase of interest by parent		$ 873.0
AXA -IM Holding U. S. Inc. | Note Maturity December 10, 2025
Related Party Transaction [Line Items]
Loans from affiliates													$ 185.0																		185.0
AXA -IM Holding U. S. Inc. | Note Maturity December 10, 2025 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate													1.50%
Colisee Re. | Note Maturity December 2028
Related Party Transaction [Line Items]
Debt instrument, stated percentage																4.75%
Loans from affiliates																$ 145.0
AXA Technology Services SAS
Related Party Transaction [Line Items]
Repayment of loans from affiliates												$ 4,000.0
Infrastructure Services paid																													18.0
AXA Technology Services SAS | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate												1.42%
AXA Technology Services SAS | Unsecured Loan from Affiliate
Related Party Transaction [Line Items]
Debt instrument, stated percentage																																		2.00%
Loans from affiliates																																		$ 12.0
Repayment of loans from affiliates									$ 5.0	2.0
AXA Technology Services Mexico SA | Unsecured Loan from Affiliate
Related Party Transaction [Line Items]
Debt instrument, stated percentage				2.00%
Loans from affiliates				$ 2.0
AXA Holdings
Related Party Transaction [Line Items]
Repayment of loans from affiliates																													56.0
Interest cost																													$ 2.0	1.0	$ 1.0
Related party transaction mortgage note payable, interest rate (as a percent)																													1.39%
AXA Holdings | AXA CS
Related Party Transaction [Line Items]
Consolidation, less than wholly owned subsidiary, parent ownership interest after additional interest issued																			78.99%								78.99%
AXA Holdings | Note Maturity December 2020, One
Related Party Transaction [Line Items]
Debt instrument, stated percentage																4.75%
Loans from affiliates																$ 242.0
Related party transaction mortgage note payable, interest rate (as a percent)																															1.44%
AXA Holdings | Note Maturity December 2028
Related Party Transaction [Line Items]
Loans from affiliates			$ 387.0							$ 387.0						$ 145.0						$ 387.0							$ 387.0	387.0
Interest cost																													18.0	18.0	$ 18.0
Related party transaction mortgage note payable, interest rate (as a percent)																4.75%
AXA Holdings | Unsecured Loan from Affiliate
Related Party Transaction [Line Items]
Loans from affiliates													$ 300.0																		$ 300.0
Repayment of loans from affiliates				300.0
AXA Holdings | Unsecured Loan from Affiliate | One Month Libor [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate																															0.58%
AXA Holdings | Note Maturity March 20, 2020
Related Party Transaction [Line Items]
Loans from affiliates																		$ 770.0
Interest cost																													$ 19.0	16.0	$ 12.0
AXA Holdings | Note Maturity March 20, 2020 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate																		1.20%
AXA Holdings | Note Maturity December 2020, Two
Related Party Transaction [Line Items]
Loans from affiliates																$ 145.0
AXA Holdings | Hundred Million Dollar Loan
Related Party Transaction [Line Items]
Debt instrument, stated percentage			1.86%																			1.86%							1.86%
Loans from affiliates			$ 100.0																			$ 100.0							$ 100.0
AXA Holdings | Ten Million Dollar Loan
Related Party Transaction [Line Items]
Debt instrument, stated percentage			1.76%																			1.76%							1.76%
Loans from affiliates			$ 10.0																			$ 10.0							$ 10.0
AXA Holdings | Note Maturity June 2018
Related Party Transaction [Line Items]
Loans from affiliates			622.0																$ 630.0			$ 622.0					$ 630.0		622.0
AXA Holdings | Note Maturity June 2018 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Related party transaction mortgage note payable, interest rate (as a percent)																						0.439%
AXA Holdings | Note Maturity September 2012
Related Party Transaction [Line Items]
Debt instrument, stated percentage																																							5.40%
Loans from affiliates					700.0		700.0																																$ 700.0
Repayments of Notes Payable					$ 650.0		$ 50.0
Repayment of loans from affiliates																															366.0
AXA America Holdings, Inc | Note Maturity October, 2022
Related Party Transaction [Line Items]
Loans from affiliates													$ 366.0																		366.0
Interest cost																													9.0	8.0	$ 2.0
AXA America Holdings, Inc | Note Maturity October, 2022 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate																															1.44%
Axa Arizona | Revolving credit facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			0.0																			$ 0.0							0.0				$ 1,500.0
Line of Credit			1,500.0																			1,500.0							1,500.0
Line of Credit fees																													1.0	$ 5.0	$ 5.0
AXA Equitable Life | Broad Vista Partners LLC
Related Party Transaction [Line Items]
Ownership percentage										70.00%																				70.00%
Investment in joint Venture				$ 25.0
SaumSing LLC | Broad Vista Partners LLC
Related Party Transaction [Line Items]
Ownership percentage										30.00%																				30.00%
AB
Related Party Transaction [Line Items]
Purchased unit																												2.3	2.3
purchased unit in Cash			55.0																			55.0	55.0					$ 55.0	$ 55.0
Consolidation, less than wholly owned subsidiary, purchase of interest by parent, shares (in shares) | shares		8,160,000
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, purchase of interest by parent		$ 217.0
Economic interest in subsidiary (as a percent)		65.00%																									65.00%	47.00%	46.70%	45.80%
AXA Venture Partners SAS
Related Party Transaction [Line Items]
Fair value of investment			7.0							$ 5.0												7.0							$ 7.0	$ 5.0
Capital Commitment																							$ 30.0					$ 30.0
Capital Commitment paid																													0.5
Economic interest in subsidiary (as a percent)	30.30%
Payments to acquire additional interest in subsidiaries	$ 2.6
XL Catlin
Related Party Transaction [Line Items]
Liabilities for guarantees on long-duration contracts																			92.0								$ 92.0
AXA CS
Related Party Transaction [Line Items]
Increase in capital in excess of par						630.0
Decrease in loans from affiliates						622.0
Increase in cash						$ 8.0
Commercial paper | AXA Financial commercial paper
Related Party Transaction [Line Items]
Maximum amount of short-term unsecured debt allowed under agreement			$ 2,000.0																$ 2,000.0			$ 2,000.0					$ 2,000.0		$ 2,000.0